Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31, 2025	December 31, 2024
Current accounts	54,839	66,153
Bank deposits	4,069	25,005
Fiduciary deposits	4,000	—
1-month 0% US T-Bill"	—	19,891
Cash and cash equivalents	62,908	111,049

Currency	December 31, 2025	December 31, 2024
United States Dollars	37,920	94,293
Euro	23,283	16,113
Russian Ruble	101	74
Armenian Dram	551	35
Kazakhstani Tenge	1,053	529
United Arab Emirates Dirham	—	5
Total	62,908	111,049